Basis of Presentation and Summary of Significant Accounting Policies - Schedule of Property And Equipment Depreciated On A Straight-line Basis To An Estimated Residual Value (Details)	Dec. 31, 2023
Leasehold Improvements, Aircraft, other | Minimum
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	1 year
Leasehold Improvements, Aircraft, other | Maximum
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	10 years
Office and Ground Equipment
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	5 years
Computer Hardware and Software | Minimum
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	3 years
Computer Hardware and Software | Maximum
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	5 years
Property and Equipment under Finance Leases | Minimum
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	5 years
Property and Equipment under Finance Leases | Maximum
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	30 years
Rotable Parts
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	47 months